Basis of Presentation (Narrative) (Details) - NWT Rare Earths Ltd [Member]	12 Months Ended
Aug. 31, 2020
Basis Of Presentation [Line Items]
Proportion of ownership interest in subsidiary	50.00%
Proportion of ownership interest held by non controlling interests	50.00%